Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Schedule of inventories

	At December 31,
	2025	2024
	$’m	$’m
Raw materials and consumables	373	244
Work-in-progress	3	3
Finished goods	133	135
	509	382